Fees Summary	Mar. 19, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	2,816.50
Total Transaction Valuation	20,394,659.76	[1]
Total Offset Amount	0
Net Fee	$ 2,816.50

[1]	Estimated for purposes of calculating the amount of the filing fee only. Calculated as the aggregate maximum purchase price for shares of beneficial interest.